UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

ICA   The Investment Company of America

[photo – baseball bats against a wall]

Semi-annual report for the six months ended June 30, 2008

ICASM seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The Investment Company of America® is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2008:

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	–18.16%	6.79%	5.01%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.56%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 20 to 23 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2008, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.04% (2.02% without the fee waiver).

Results for other share classes can be found on page 28.

Investments outside the United States may be subject to additional risks such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Global diversification can help reduce these risks.

Fellow shareholders:

During the first six months of The Investment Company of America’s fiscal year, stock markets were battered by escalating market turmoil, increasing losses at many financial companies and fears of simultaneously rising inflation and a weakening economy.

In this thorny environment, the fund posted a negative 11.4% return for the six months ended June 30, 2008. The fund’s result for the period, while disappointing on an absolute basis, was slightly better than the 11.9% decline for the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market.

These are difficult times, and we pause for a moment to remind shareholders that The Investment Company of America, nearly 75 years old, has experienced several difficult periods over the decades. ICA’s strategy has been consistent in good times and bad: investing in solid companies with strong managements that we believe will succeed over the long run. As evidenced in the fiscal period, short-term results can sometimes suffer in volatile markets. As always, we have our eyes on the long-term horizon.

Since its inception in 1934, ICA has generated an average annual total return of 12.5% with dividends reinvested, comparing favorably with the S&P 500’s 11.0% gain over the same time period. For the 10-year period ended June 30, 2008 — a volatile time that included the technology boom and bust as well as the recent market troubles — ICA’s average annual total return was 5.6%, considerably better than the S&P 500’s 2.9% for the same period.

U.S. stocks fell during the first six months of 2008, despite unprecedented measures by the Federal Reserve and other agencies to keep markets functioning and to maintain investor confidence. These efforts included lowering the federal funds rate from 4.25% to 2.00% in a series of actions. Congress enacted several fiscal policy measures, including a $168 billion economic stimulus plan that gave many U.S. taxpayers a one-time rebate. The weak dollar, soaring commodity prices and high food costs spurred inflation fears and revived memories of the economic downturns of the 1970s.

Portfolio review

Amid the difficulties in the six-month period, many sectors and companies fared poorly. Most banks and other financial companies detracted from results, as seen in the returns of diversified financial companies Bank of America (–42.2%), Citigroup (–43.1%) and JPMorgan Chase (–21.4%). Government-sponsored mortgage giants Fannie Mae (–51.2%) and Freddie Mac (–51.9%) suffered as the credit crunch escalated. Financials as a broad industry group made up 7.5% of the fund at the end of the fiscal period, down from 10.1% six months before, and it continues to be the focus of media headlines.

[Begin Sidebar]
Results at a glance
For the six months ended June 30, 2008, with dividends reinvested

		Standard &	Lipper
	ICA (Class A	Poor’s 500 Composite	Growth & Income
	shares)	Index	Funds Index

Income return	1.03%	0.97%	n/a
Capital return	–12.48%	–12.88%	n/a
Total return	–11.45%	–11.91%	–11.42%
[End Sidebar]

Only two of the fund’s top 10 holdings rose in the period, both energy-related: oil field services provider Schlumberger (+9.2%), the largest holding, and oil and gas producer Chevron (+6.2%), the fifth-largest holding. Others in the energy equipment and services sector, including Baker Hughes (+7.7%) and Halliburton (+40.0%), were bright spots. Oil and gas producer Royal Dutch Shell, the sixth-largest holding, fell 3.0%. Energy was the second-largest industry group in the fund at 11.0% of the portfolio, up slightly from 10.1% six months earlier, and it helped the fund’s results.

Information technology was the portfolio’s largest industry group as of June 30, 2008, making up 18.2% of the fund, up from 16.8% six months ago. Many of these companies’ stock prices had trouble in the period, including software producers Microsoft (–22.7%), the fund’s second-largest holding, and fourth-largest Oracle (–7.0%). Internet equipment maker Cisco Systems fell 14.1%. Internet services was also weak: Google was down 23.9% and Yahoo! fell 11.2%. On the positive side of the industry, semiconductor-related companies Applied Materials (+7.5%) and Taiwan Semiconductor Manufacturing (+12.4%) were up, as well as business machine makers Canon (+12.4%) and IBM (+9.7%).

Lowe’s, a home improvement retailer and the fund’s ninth-largest holding, fell 8.3%. Discount retailers had better results: Wal-Mart Stores was up 18.2% and TJX Companies rose 9.5%. Beverage and snack food maker PepsiCo, the 10th-largest holding, struggled (–16.2%), along with the seventh-largest holding, telephone giant AT&T (–18.9%), and the eighth-largest holding, conglomerate General Electric (–28.0%).

A look ahead

We are cautious in our approach to the immediate future. The U.S. economy continues to face numerous difficulties. It could perhaps see higher inflation, greater unemployment and a steeper decline in housing prices, which could further temper returns in the equity markets. On the other hand, we are also mindful that the market might have already factored in these fears, considering the recent deep plunge of many stock prices. Regardless, our investment professionals continue to study companies — thoroughly researching their balance sheets, cash flows, managements, competition, prospects for future business — working to find good values that will shine over time regardless of the current volatile environment.

We thank you for your continued support and your commitment to long-term investing during these turbulent times.

Sincerely,

/s/ R. Michael Shanahan	/s/ James B. Lovelace
R. Michael Shanahan	James B. Lovelace
Vice Chairman	President

August 6, 2008

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, June 30, 2008	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]

Industry sector diversification	(percent of net assets)

Information technology	18.24%
Energy	11.04
Consumer staples	10.23
Health care	9.89
Financials	7.53
Other industries	28.65
Convertible securities	1.40
Bonds & notes	0.10
Short-term securities & other assets less liabilities	12.92

[end pie chart]

	Shares	Market value (000)	Percent of net assets

Common stocks - 85.37%
Energy - 11.04%
Baker Hughes Inc.	8,105,000	$707,891.92%
Chevron Corp.	16,072,278	1,593,245	2.08
ConocoPhillips	8,770,972	827,892	1.08
Hess Corp.	3,546,300	447,508.58
Marathon Oil Corp.	8,200,000	425,334.56
Royal Dutch Shell PLC, Class A (ADR)	15,065,000	1,230,961
Royal Dutch Shell PLC, Class B (1)	833,265	33,501
Royal Dutch Shell PLC, Class B (ADR)	2,560,498	205,121	1.92
Schlumberger Ltd.	19,249,999	2,068,027	2.70
Other securities		919,960	1.20
		8,459,440	11.04

Materials - 3.80%
USX Corp.	3,125,614	577,551.75
Other securities		2,336,136	3.05
		2,913,687	3.80

Industrials - 6.93%
General Dynamics Corp.	6,745,800	567,996.74
General Electric Co.	50,575,000	1,349,847	1.76
United Technologies Corp.	10,965,000	676,540.88
Other securities		2,711,913	3.55
		5,306,296	6.93

Consumer discretionary - 7.50%
Lowe's Companies, Inc.	63,196,600	1,311,329	1.71
Target Corp.	17,984,200	836,085	1.09
Time Warner Inc.	51,882,000	767,854	1.00
Toyota Motor Corp. (1)	10,025,000	472,377.62
Other securities		2,358,304	3.08
		5,745,949	7.50

Consumer staples - 10.23%
Altria Group, Inc.	34,295,000	705,105.92
PepsiCo, Inc.	19,820,000	1,260,354	1.65
Philip Morris International Inc.	38,415,000	1,897,317	2.48
Procter & Gamble Co.	6,518,000	396,360.52
Walgreen Co.	25,484,200	828,491	1.08
Other securities		2,744,080	3.58
		7,831,707	10.23

Health care - 9.89%
Abbott Laboratories	12,738,200	674,742.88
Bristol-Myers Squibb Co.	30,050,000	616,927.81
Eli Lilly and Co.	10,055,000	464,139.61
Medtronic, Inc.	12,900,000	667,575.87
Merck & Co., Inc.	27,392,800	1,032,435	1.35
Roche Holding AG (1)	6,180,000	1,112,484	1.45
Other securities		3,003,405	3.92
		7,571,707	9.89

Financials - 7.53%
American International Group, Inc.	19,248,900	509,326.66
Bank of America Corp.	36,700,800	876,048	1.14
Citigroup Inc.	58,068,300	973,225	1.27
Fannie Mae	29,151,100	568,738.74
Freddie Mac	16,313,700	267,545.35
JPMorgan Chase & Co.	12,230,000	419,611.55
Other securities		2,156,232	2.82
		5,770,725	7.53

Information technology - 18.24%
Cisco Systems, Inc. (2)	39,083,400	909,080	1.19
Google Inc., Class A (2)	1,304,400	686,662.90
Hewlett-Packard Co.	22,950,000	1,014,620	1.32
Intel Corp.	41,115,000	883,150	1.15
International Business Machines Corp.	7,635,000	904,977	1.18
Microsoft Corp.	71,467,100	1,966,060	2.57
Oracle Corp. (2)	87,195,100	1,831,097	2.39
SAP AG (1)	11,535,800	603,383.79
Taiwan Semiconductor Manufacturing Co. Ltd. (1) (2)	286,090,065	611,891.80
Texas Instruments Inc.	23,650,000	665,984.87
Yahoo! Inc. (2)	32,035,000	661,843.86
Other securities		3,229,184	4.22
		13,967,931	18.24

Telecommunication services - 3.61%
AT&T Inc.	40,206,500	1,354,557	1.77
Sprint Nextel Corp., Series 1	79,958,400	759,605.99
Other securities		653,274.85
		2,767,436	3.61

Utilities - 3.65%
Dominion Resources, Inc.	13,513,824	641,772.84
Exelon Corp.	10,175,200	915,361	1.20
Public Service Enterprise Group Inc.	10,000,000	459,300.60
Other securities		778,345	1.01
		2,794,778	3.65

Miscellaneous - 2.95%
Other common stocks in initial period of acquisition		2,259,856	2.95

Total common stocks (cost: $59,940,541,000)		65,389,512	85.37

	Shares	Market value (000)	Percent of net assets

Preferred stocks - 0.21%

Financials - 0.02%
Other securities		14,365.02

Miscellaneous - 0.19%
Other preferred stocks in initial period of acquisition		144,120.19

Total preferred stocks (cost: $164,822,000)		158,485.21

	Shares	Market value (000)	Percent of net assets

Warrants - 0.00%

Financials - 0.00%
Other securities		1,160.00

Total warrants (cost: $11,770,000)		1,160.00

	Shares	Market value (000)	Percent of net assets

Convertible securities - 1.40%

Financials - 0.61%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred (1) (3)	5,250,000	239,794.31
Fannie Mae, Series 2004-1, 5.375% convertible preferred	820	49,200.07
Other securities		173,545.23
		462,539.61

Other - 0.26%
Other securities		202,639.26

Miscellaneous - 0.53%
Other convertible securities in initial period of acquisition		408,699.53

Total convertible securities (cost: $1,295,574,000)		1,073,877	1.40

	Principal amount (000)	Market value (000)	Percent of net assets

Bonds & notes - 0.10%

Other - 0.10%
Sprint Capital Corp. 6.90%-8.75% 2019-2032	$68,415	63,726
Sprint Nextel Corp. 6.00% 2016	9,255	7,972.09
Other securities		6,978.01

Total bonds & notes (cost: $71,160,000)		78,676.10

	Principal amount (000)	Market value (000)	Percent of net assets

Short-term securities - 12.96%

Abbott Laboratories 2.02%-2.16% due 7/25-7/31/2008 (4)	$139,850	139,596.18%
AT&T Inc. 2.10%-2.41% due 7/10-9/17/2008 (4)	348,351	347,735.45
Bank of America Corp. 2.585% due 7/28/2008	50,000	49,901
Enterprise Funding Corp. 2.60%-2.73% due 9/9-9/18/2008 (4)	122,521	121,743
Ranger Funding Co. LLC 2.75% due 9/18/2008 (4)	75,000	74,502.32
CAFCO, LLC 2.55%-2.75% due 7/15-9/19/2008 (4)	132,000	131,423
Ciesco LLC 2.58%-2.68% due 8/6-9/3/2008 (4)	127,800	127,240.34
Chevron Funding Corp. 2.05% due 7/2/2008	20,000	19,998.03
Edison Asset Securitization LLC 2.43%-2.72% due 8/6-9/15/2008 (4)	185,000	184,222
General Electric Capital Corp. 2.47% due 7/24/2008	75,000	74,890
General Electric Capital Services, Inc. 2.45% due 8/4/2008	100,000	99,781.47
Fannie Mae 1.70%-2.15% due 7/2-9/10/2008	587,510	586,586.77
Federal Home Loan Bank 1.71%-2.78% due 7/18-12/29/2008	2,119,750	2,108,569	2.75
Freddie Mac 2.00%-2.77% due 7/1-12/8/2008	1,890,004	1,883,088	2.46
Medtronic Inc. 2.12%-2.18% due 8/11-8/12/2008 (4)	110,000	109,720.14
Merck & Co. Inc. 2.17% due 7/22/2008	70,000	69,907.09
Procter & Gamble International Funding S.C.A. 1.95%-2.29% due 7/8-9/24/2008 (4)	375,898	374,506.49
U.S. Treasury Bills 1.50%-1.85% due 10/2-11/6/2008	536,400	533,045.69
Other securities		2,893,313	3.78

Total short-term securities (cost: $9,933,118,000)		9,929,765	12.96

Total investment securities (cost: $66,416,985,000)		76,631,475	100.04
Other assets less liabilities		(32,838)	(.04)

Net assets		$76,598,637	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sector in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 6/30/08 (000)
Limited Brands, Inc.	18,289,943	-	-	18,289,943	$5,487	$308,185
Countrywide Financial Corp. (5) (6)	12,650,000	17,350,000	30,000,000	-	3,975	-
Countrywide Financial Corp., Series A, 4.50% 2010 (6)	910,000	-	910,000	-	6	-
Countrywide Financial Corp., Series B, 5.80% 2012 (6)	23,680,000	-	23,680,000	-	128	-
					$9,596	$308,185

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $7,883,464,000, which represented 10.29% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired on 1/15/2008 at a cost of $262,500,000 ) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities," was $486,378,000, which represented .63% of the net assets of the fund.

(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities,"  was $3,588,092,000, which represented 4.68% of the net assets of the fund.

(5) This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2007 and was not publicly disclosed.
(6) Unaffiliated issuer at 6/30/2008.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities at June 30, 2008		unaudited
	(dollars in thousands)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $66,210,950)	$76,323,290
Affiliated issuer (cost: $206,035)	308,185	$76,631,475
Cash		306
Receivables for:
Sales of investments	70,776
Sales of fund's shares	53,294
Dividends and interest	111,181	235,251
		76,867,032
Liabilities:
Payables for:
Purchases of investments	100,250
Repurchases of fund's shares	120,730
Investment advisory services	13,655
Services provided by affiliates	27,403
Directors' and advisory board's deferred compensation	5,679
Other	678	268,395
Net assets at June 30, 2008		$76,598,637

Net assets consist of:
Capital paid in on shares of capital stock		$62,431,101
Undistributed net investment income		388,215
Undistributed net realized gain		3,564,545
Net unrealized appreciation		10,214,776
Net assets at June 30, 2008		$76,598,637

	(dollars and shares in thousands, except per-share amounts)

	Authorized shares of capital stock- $.001 par value	Net assets	Shares outstanding	Net asset value per share*

Class A	2,500,000	$62,803,854	2,176,724	$28.85
Class B	250,000	3,380,063	117,655	28.73
Class C	250,000	2,890,759	100,842	28.67
Class F	250,000	1,491,614	51,761	28.82
Class 529-A	325,000	1,204,190	41,783	28.82
Class 529-B	75,000	233,123	8,108	28.75
Class 529-C	150,000	340,966	11,856	28.76
Class 529-E	75,000	51,197	1,780	28.77
Class 529-F	75,000	18,628	647	28.80
Class R-1	75,000	61,638	2,145	28.73
Class R-2	100,000	623,693	21,695	28.75
Class R-3	300,000	939,828	32,638	28.80
Class R-4	75,000	392,251	13,613	28.82
Class R-5	150,000	2,166,833	75,113	28.85
Total	4,650,000	$76,598,637	2,656,360
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $30.61 and $30.58, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $29,298; also includes
$9,462 from affiliates )	$927,944
Interest ( also includes $134	181,486	$1,109,430
from affiliates)
Fees and expenses*:
Investment advisory services	96,178
Distribution services	124,028
Transfer agent services	33,764
Administrative services	8,663
Reports to shareholders	2,201
Registration statement and prospectus	780
Postage, stationery and supplies	2,794
Directors' and advisory board's compensation	356
Auditing and legal	86
Custodian	1,061
State and local taxes	731
Other	166
Total fees and expenses before waiver	270,808
Less investment advisory services waiver	9,618
Total fees and expenses after waiver		261,190
Net investment income		848,240

Net realized gain and unrealized
depreciation on investments
and currency:
Net realized gain (loss) on:
Investments (including $147,502 net loss from affiliates)	3,575,266
Currency transactions	(2,011)	3,573,255
Net unrealized depreciation on:
Investments	(14,533,498)
Currency translations	(51)	(14,533,549)
Net realized gain and
unrealized depreciation
on investments and currency		(10,960,294)
Net decrease in net assets resulting
from operations		$(10,112,054)

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended June 30, 2008*	Year ended December 31, 2007

Operations:
Net investment income	$848,240	$1,802,655
Net realized gain on investments and
currency transactions	3,573,255	5,106,803
Net unrealized (depreciation)
on investments and currency translations	(14,533,549)	(1,688,969)
Net (decrease) increase in net assets
resulting from operations	(10,112,054)	5,220,489

Dividends and distributions paid to shareholders:
Dividends from net investment income and currency	(872,476)	(1,645,396)
Distributions from net realized gain
on investments	-	(4,764,009)
Total dividends and distributions paid
to shareholders	(872,476)	(6,409,405)

Net capital share transactions	(1,619,461)	1,337,443

Total (decrease) increase in net assets	(12,603,991)	148,527

Net assets:
Beginning of period	89,202,628	89,054,101
End of period (including undistributed
net investment income: $388,215 and $412,451, respectively)	$76,598,637	$89,202,628

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1. Organization and significant accounting policies

Organization – The Investment Company of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.  Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2007, the fund had tax basis undistributed ordinary income of $430,435,000.

As of June 30, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$18,837,557
Gross unrealized depreciation on investment securities	(8,636,259)
Net unrealized appreciation on investment securities	10,201,298
Cost of investment securities	66,430,177

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2008			Year ended December 31, 2007
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$742,773	$-	$742,773	$1,422,554	$3,922,272	$5,344,826
Class B	26,702	-	26,702	47,870	221,887	269,757
Class C	21,834	-	21,834	37,353	183,234	220,587
Class F	16,887	-	16,887	30,879	87,716	118,595
Class 529-A	13,439	-	13,439	22,603	69,337	91,940
Class 529-B	1,642	-	1,642	2,582	13,936	16,518
Class 529-C	2,400	-	2,400	3,644	19,888	23,532
Class 529-E	496	-	496	805	2,950	3,755
Class 529-F	224	-	224	336	984	1,320
Class R-1	460	-	460	617	3,281	3,898
Class R-2	4,393	-	4,393	7,147	36,974	44,121
Class R-3	9,238	-	9,238	15,301	54,847	70,148
Class R-4	4,493	-	4,493	6,957	21,999	28,956
Class R-5	27,495	-	27,495	46,748	124,704	171,452
Total	$872,476	$-	$872,476	$1,645,396	$4,764,009	$6,409,405

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of month-end net assets and decreasing to 0.219% on such assets in excess of $89 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2008, total investment advisory services fees waived by CRMC were $9,618,000. As a result, the fee shown on the accompanying financial statements of $96,178,000, which was equivalent to an annualized rate of 0.235%, was reduced to $86,560,000, or 0.211% of average month-end net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended June 30, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$78,044	$31,950	Not applicable	Not applicable	Not applicable
Class B	18,523	1,814	Not applicable	Not applicable	Not applicable
Class C	15,467	Included in administrative services	$1,972	$243	Not applicable
Class F	1,878		871	78	Not applicable
Class 529-A	1,324		537	69	$622
Class 529-B	1,219		106	28	122
Class 529-C	1,763		153	35	177
Class 529-E	132		23	3	26
Class 529-F	-		8	1	9
Class R-1	307		21	13	Not applicable
Class R-2	2,429		470	1,012	Not applicable
Class R-3	2,434		476	255	Not applicable
Class R-4	508		272	10	Not applicable
Class R-5	Not applicable		1,046	5	Not applicable
Total	$124,028	$33,764	$5,955	$1,752	$956

Directors’ and advisory board’s deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors and advisory board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ and advisory board’s compensation of $356,000, shown on the accompanying financial statements, includes $507,000 in current fees (either paid in cash or deferred) and a net decrease of $151,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Warrants

As of June 30, 2008, the fund had warrants outstanding which may be exercised at any time for the purchase of 819,437 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2008, the net asset value of Class A shares would have been reduced by $0.01 per share.

6. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2008 (dollars in thousands):

	Investment securities
Level 1 – Quoted prices	$58,580,923
Level 2 – Other significant observable inputs	17,946,425	*
Level 3 – Significant unobservable inputs	104,127
Total	$76,631,475

* Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended June 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$-
Net purchases	215,000
Net unrealized depreciation †	(110,873)
Ending value at 6/30/2008	$104,127

Net unrealized depreciation during the period on Level 3 investment securities held at 6/30/2008 †	$(110,873)

† Net unrealized depreciation is included in the related amounts from investments on the statement of operations.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2008
Class A	$2,268,946	73,959	$693,731	23,135	$(4,612,365)	(150,376)	$(1,649,688)	(53,282)
Class B	89,900	2,946	25,733	862	(374,169)	(12,276)	(258,536)	(8,468)
Class C	167,207	5,488	20,748	696	(288,836)	(9,485)	(100,881)	(3,301)
Class F	255,798	8,349	15,000	501	(213,348)	(6,986)	57,450	1,864
Class 529-A	97,043	3,161	13,438	448	(51,196)	(1,669)	59,285	1,940
Class 529-B	11,277	369	1,642	55	(8,187)	(267)	4,732	157
Class 529-C	29,406	961	2,399	80	(17,619)	(574)	14,186	467
Class 529-E	4,514	147	496	17	(2,451)	(80)	2,559	84
Class 529-F	3,041	99	224	7	(950)	(31)	2,315	75
Class R-1	15,160	495	459	15	(7,034)	(229)	8,585	281
Class R-2	102,098	3,339	4,392	147	(89,191)	(2,919)	17,299	567
Class R-3	146,381	4,768	9,231	308	(116,675)	(3,815)	38,937	1,261
Class R-4	99,019	3,226	4,491	150	(76,497)	(2,509)	27,013	867
Class R-5	284,456	9,249	27,282	910	(154,455)	(5,067)	157,283	5,092
Total net increase
(decrease)	$3,574,246	116,556	$819,266	27,331	$(6,012,973)	(196,283)	$(1,619,461)	(52,396)

Year ended December 31, 2007
Class A	$4,871,575	139,663	$5,016,468	152,359	$(9,651,061)	(275,431)	$236,982	16,591
Class B	219,240	6,317	260,146	7,968	(511,605)	(14,672)	(32,219)	(387)
Class C	411,276	11,870	210,801	6,474	(512,774)	(14,763)	109,303	3,581
Class F	415,814	11,910	107,417	3,268	(536,777)	(15,273)	(13,546)	(95)
Class 529-A	224,065	6,441	91,930	2,799	(97,623)	(2,792)	218,372	6,448
Class 529-B	27,042	778	16,516	505	(16,070)	(461)	27,488	822
Class 529-C	70,845	2,038	23,529	720	(37,718)	(1,083)	56,656	1,675
Class 529-E	9,886	285	3,755	114	(4,771)	(137)	8,870	262
Class 529-F	7,055	203	1,320	41	(1,830)	(52)	6,545	192
Class R-1	22,228	640	3,895	120	(12,829)	(370)	13,294	390
Class R-2	214,688	6,182	44,084	1,350	(178,235)	(5,113)	80,537	2,419
Class R-3	325,007	9,352	70,083	2,138	(254,134)	(7,302)	140,956	4,188
Class R-4	184,808	5,296	28,946	882	(107,806)	(3,078)	105,948	3,100
Class R-5	544,356	15,474	170,684	5,183	(336,783)	(9,724)	378,257	10,933
Total net increase
(decrease)	$7,547,885	216,449	$6,049,574	183,921	$(12,260,016)	(350,251)	$1,337,443	50,119

* Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $11,601,478,000 and $12,123,620,000, respectively, during the six months ended June 30, 2008.

Financial highlights(1)

		(Loss) income from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim-bursements/ waivers		Ratio of expenses to average net assets after reim-bursements/ waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 6/30/2008(5)	$32.95	$.33	$(4.09)	$(3.76)	$(.34)	$ -	$(.34)	$28.85	(11.45)%	$62,804.58%		(6)	.56%	(6)	2.16%	(6)
Year ended 12/31/2007	33.51	.72	1.24	1.96	(.66)	(1.86)	(2.52)	32.95	5.94	73,480.56			.54		2.05
Year ended 12/31/2006	31.36	.72	4.23	4.95	(.74)	(2.06)	(2.80)	33.51	15.94	74,181.57			.54		2.16
Year ended 12/31/2005	30.75	.64	1.46	2.10	(.68)	(.81)	(1.49)	31.36	6.87	66,959.57			.55		2.06
Year ended 12/31/2004	28.84	.60	2.19	2.79	(.52)	(.36)	(.88)	30.75	9.78	64,880.57			.57		2.06
Year ended 12/31/2003	23.48	.54	5.55	6.09	(.52)	(.21)	(.73)	28.84	26.30	58,353.59			.59		2.14
Class B:
Six months ended 6/30/2008(5)	32.81	.21	(4.07)	(3.86)	(.22)	-	(.22)	28.73	(11.78)	3,380	1.35	(6)	1.33	(6)	1.39	(6)
Year ended 12/31/2007	33.37	.45	1.24	1.69	(.39)	(1.86)	(2.25)	32.81	5.15	4,138	1.33		1.31		1.28
Year ended 12/31/2006	31.24	.46	4.21	4.67	(.48)	(2.06)	(2.54)	33.37	15.04	4,222	1.34		1.32		1.38
Year ended 12/31/2005	30.64	.39	1.46	1.85	(.44)	(.81)	(1.25)	31.24	6.04	3,853	1.35		1.33		1.28
Year ended 12/31/2004	28.74	.38	2.17	2.55	(.29)	(.36)	(.65)	30.64	8.94	3,683	1.36		1.35		1.29
Year ended 12/31/2003	23.41	.34	5.53	5.87	(.33)	(.21)	(.54)	28.74	25.30	3,011	1.38		1.38		1.33
Class C:
Six months ended 6/30/2008(5)	32.74	.20	(4.05)	(3.85)	(.22)	-	(.22)	28.67	(11.80)	2,891	1.40	(6)	1.37	(6)	1.34	(6)
Year ended 12/31/2007	33.31	.43	1.23	1.66	(.37)	(1.86)	(2.23)	32.74	5.08	3,409	1.38		1.36		1.23
Year ended 12/31/2006	31.18	.44	4.21	4.65	(.46)	(2.06)	(2.52)	33.31	15.00	3,350	1.41		1.38		1.32
Year ended 12/31/2005	30.59	.37	1.45	1.82	(.42)	(.81)	(1.23)	31.18	5.96	2,929	1.42		1.40		1.21
Year ended 12/31/2004	28.70	.36	2.16	2.52	(.27)	(.36)	(.63)	30.59	8.85	2,691	1.43		1.43		1.22
Year ended 12/31/2003	23.38	.31	5.53	5.84	(.31)	(.21)	(.52)	28.70	25.22	1,985	1.45		1.45		1.25
Class F:
Six months ended 6/30/2008(5)	32.91	.32	(4.08)	(3.76)	(.33)	-	(.33)	28.82	(11.45)	1,491.62		(6)	.59	(6)	2.13	(6)
Year ended 12/31/2007	33.48	.70	1.24	1.94	(.65)	(1.86)	(2.51)	32.91	5.87	1,642.60			.58		2.01
Year ended 12/31/2006	31.32	.71	4.24	4.95	(.73)	(2.06)	(2.79)	33.48	15.95	1,673.60			.58		2.12
Year ended 12/31/2005	30.72	.62	1.45	2.07	(.66)	(.81)	(1.47)	31.32	6.77	1,336.64			.62		1.99
Year ended 12/31/2004	28.81	.58	2.18	2.76	(.49)	(.36)	(.85)	30.72	9.69	1,209.67			.67		1.99
Year ended 12/31/2003	23.46	.51	5.55	6.06	(.50)	(.21)	(.71)	28.81	26.18	897.69			.69		2.01
Class 529-A:
Six months ended 6/30/2008(5)	32.91	.32	(4.08)	(3.76)	(.33)	-	(.33)	28.82	(11.46)	1,204.67		(6)	.64	(6)	2.08	(6)
Year ended 12/31/2007	33.48	.68	1.24	1.92	(.63)	(1.86)	(2.49)	32.91	5.83	1,311.65			.63		1.95
Year ended 12/31/2006	31.33	.69	4.24	4.93	(.72)	(2.06)	(2.78)	33.48	15.87	1,118.64			.62		2.08
Year ended 12/31/2005	30.73	.61	1.45	2.06	(.65)	(.81)	(1.46)	31.33	6.74	835.67			.65		1.96
Year ended 12/31/2004	28.82	.59	2.17	2.76	(.49)	(.36)	(.85)	30.73	9.68	625.68			.68		2.00
Year ended 12/31/2003	23.48	.52	5.55	6.07	(.52)	(.21)	(.73)	28.82	26.19	380.64			.64		2.06
Class 529-B:
Six months ended 6/30/2008(5)	32.83	.19	(4.07)	(3.88)	(.20)	-	(.20)	28.75	(11.82)	233	1.47	(6)	1.44	(6)	1.28	(6)
Year ended 12/31/2007	33.40	.40	1.24	1.64	(.35)	(1.86)	(2.21)	32.83	4.99	261	1.46		1.43		1.15
Year ended 12/31/2006	31.27	.42	4.21	4.63	(.44)	(2.06)	(2.50)	33.40	14.90	238	1.47		1.45		1.25
Year ended 12/31/2005	30.67	.35	1.45	1.80	(.39)	(.81)	(1.20)	31.27	5.87	191	1.51		1.49		1.12
Year ended 12/31/2004	28.78	.33	2.16	2.49	(.24)	(.36)	(.60)	30.67	8.69	155	1.56		1.55		1.12
Year ended 12/31/2003	23.45	.28	5.54	5.82	(.28)	(.21)	(.49)	28.78	25.05	100	1.58		1.58		1.12
Class 529-C:
Six months ended 6/30/2008(5)	32.84	.20	(4.07)	(3.87)	(.21)	-	(.21)	28.76	(11.82)	341	1.46	(6)	1.44	(6)	1.29	(6)
Year ended 12/31/2007	33.41	.40	1.24	1.64	(.35)	(1.86)	(2.21)	32.84	4.99	374	1.45		1.43		1.15
Year ended 12/31/2006	31.27	.42	4.23	4.65	(.45)	(2.06)	(2.51)	33.41	14.94	325	1.46		1.44		1.26
Year ended 12/31/2005	30.68	.35	1.45	1.80	(.40)	(.81)	(1.21)	31.27	5.85	247	1.50		1.48		1.13
Year ended 12/31/2004	28.78	.33	2.17	2.50	(.24)	(.36)	(.60)	30.68	8.74	188	1.55		1.54		1.13
Year ended 12/31/2003	23.45	.29	5.54	5.83	(.29)	(.21)	(.50)	28.78	25.07	115	1.57		1.57		1.13
Class 529-E:
Six months ended 6/30/2008(5)	32.85	.27	(4.07)	(3.80)	(.28)	-	(.28)	28.77	(11.59)	51.95		(6)	.93	(6)	1.79	(6)
Year ended 12/31/2007	33.42	.58	1.24	1.82	(.53)	(1.86)	(2.39)	32.85	5.52	56.95			.92		1.66
Year ended 12/31/2006	31.28	.59	4.23	4.82	(.62)	(2.06)	(2.68)	33.42	15.52	48.95			.92		1.78
Year ended 12/31/2005	30.68	.51	1.45	1.96	(.55)	(.81)	(1.36)	31.28	6.42	36.99			.96		1.65
Year ended 12/31/2004	28.78	.48	2.17	2.65	(.39)	(.36)	(.75)	30.68	9.29	27	1.03		1.02		1.65
Year ended 12/31/2003	23.45	.42	5.54	5.96	(.42)	(.21)	(.63)	28.78	25.70	16	1.04		1.04		1.65

Class 529-F:
Six months ended 6/30/2008(5)	$32.90	$.35	$(4.09)	$(3.74)	$(.36)	$ -	$(.36)	$28.80	(11.40)%	$19.45%		(6)	.43%	(6)	2.30%	(6)
Year ended 12/31/2007	33.47	.75	1.24	1.99	(.70)	(1.86)	(2.56)	32.90	6.05	19.45			.42		2.15
Year ended 12/31/2006	31.32	.76	4.23	4.99	(.78)	(2.06)	(2.84)	33.47	16.10	13.45			.42		2.27
Year ended 12/31/2005	30.71	.64	1.46	2.10	(.68)	(.81)	(1.49)	31.32	6.87	8.56			.54		2.07
Year ended 12/31/2004	28.81	.56	2.16	2.72	(.46)	(.36)	(.82)	30.71	9.55	5.78			.77		1.91
Year ended 12/31/2003	23.47	.48	5.55	6.03	(.48)	(.21)	(.69)	28.81	26.05	3.79			.79		1.88
Class R-1:
Six months ended 6/30/2008(5)	32.81	.21	(4.07)	(3.86)	(.22)	-	(.22)	28.73	(11.78)	62	1.36	(6)	1.34	(6)	1.39	(6)
Year ended 12/31/2007	33.39	.42	1.23	1.65	(.37)	(1.86)	(2.23)	32.81	5.06	61	1.40		1.38		1.20
Year ended 12/31/2006	31.25	.44	4.22	4.66	(.46)	(2.06)	(2.52)	33.39	14.96	49	1.42		1.39		1.31
Year ended 12/31/2005	30.67	.38	1.44	1.82	(.43)	(.81)	(1.24)	31.25	5.93	29	1.42		1.40		1.22
Year ended 12/31/2004	28.77	.36	2.17	2.53	(.27)	(.36)	(.63)	30.67	8.84	23	1.47		1.46		1.21
Year ended 12/31/2003	23.46	.31	5.54	5.85	(.33)	(.21)	(.54)	28.77	25.18	14	1.51		1.47		1.18
Class R-2:
Six months ended 6/30/2008(5)	32.83	.20	(4.07)	(3.87)	(.21)	-	(.21)	28.75	(11.82)	624	1.46	(6)	1.43	(6)	1.28	(6)
Year ended 12/31/2007	33.40	.42	1.23	1.65	(.36)	(1.86)	(2.22)	32.83	5.04	694	1.44		1.39		1.19
Year ended 12/31/2006	31.26	.43	4.23	4.66	(.46)	(2.06)	(2.52)	33.40	14.99	625	1.50		1.39		1.31
Year ended 12/31/2005	30.67	.37	1.45	1.82	(.42)	(.81)	(1.23)	31.26	5.95	479	1.57		1.40		1.21
Year ended 12/31/2004	28.77	.37	2.17	2.54	(.28)	(.36)	(.64)	30.67	8.88	361	1.63		1.42		1.27
Year ended 12/31/2003	23.46	.31	5.54	5.85	(.33)	(.21)	(.54)	28.77	25.18	188	1.76		1.43		1.21
Class R-3:
Six months ended 6/30/2008(5)	32.88	.28	(4.07)	(3.79)	(.29)	-	(.29)	28.80	(11.56)	940.90		(6)	.88	(6)	1.84	(6)
Year ended 12/31/2007	33.45	.58	1.24	1.82	(.53)	(1.86)	(2.39)	32.88	5.52	1,032.94			.92		1.66
Year ended 12/31/2006	31.30	.59	4.24	4.83	(.62)	(2.06)	(2.68)	33.45	15.54	909.94			.92		1.78
Year ended 12/31/2005	30.71	.52	1.45	1.97	(.57)	(.81)	(1.38)	31.30	6.43	666.95			.93		1.68
Year ended 12/31/2004	28.80	.50	2.17	2.67	(.40)	(.36)	(.76)	30.71	9.34	493.99			.98		1.72
Year ended 12/31/2003	23.47	.41	5.55	5.96	(.42)	(.21)	(.63)	28.80	25.70	231	1.06		1.05		1.60
Class R-4:
Six months ended 6/30/2008(5)	32.90	.32	(4.07)	(3.75)	(.33)	-	(.33)	28.82	(11.46)	392.64		(6)	.61	(6)	2.11	(6)
Year ended 12/31/2007	33.48	.68	1.23	1.91	(.63)	(1.86)	(2.49)	32.90	5.85	419.65			.63		1.95
Year ended 12/31/2006	31.32	.69	4.24	4.93	(.71)	(2.06)	(2.77)	33.48	15.90	323.65			.62		2.07
Year ended 12/31/2005	30.72	.62	1.45	2.07	(.66)	(.81)	(1.47)	31.32	6.77	236.65			.63		1.99
Year ended 12/31/2004	28.82	.60	2.16	2.76	(.50)	(.36)	(.86)	30.72	9.67	119.67			.66		2.05
Year ended 12/31/2003	23.47	.51	5.55	6.06	(.50)	(.21)	(.71)	28.82	26.19	40.68			.68		2.00
Class R-5:
Six months ended 6/30/2008(5)	32.95	.37	(4.09)	(3.72)	(.38)	-	(.38)	28.85	(11.34)	2,167.35		(6)	.32	(6)	2.40	(6)
Year ended 12/31/2007	33.51	.79	1.25	2.04	(.74)	(1.86)	(2.60)	32.95	6.18	2,307.35			.33		2.25
Year ended 12/31/2006	31.35	.79	4.24	5.03	(.81)	(2.06)	(2.87)	33.51	16.22	1,980.35			.33		2.37
Year ended 12/31/2005	30.75	.70	1.46	2.16	(.75)	(.81)	(1.56)	31.35	7.06	1,562.36			.34		2.28
Year ended 12/31/2004	28.84	.67	2.18	2.85	(.58)	(.36)	(.94)	30.75	10.02	1,408.36			.35		2.28
Year ended 12/31/2003	23.48	.56	5.59	6.15	(.58)	(.21)	(.79)	28.84	26.58	1,201.36			.36		2.11

	Six months ended June 30,	Year ended December 31
	2008(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	16%	22%	20%	19%	19%	24%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008, through June 30, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and  529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2008	Ending account value 6/30/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$885.52	$2.63	.56%
Class A -- assumed 5% return	1,000.00	1,022.08	2.82	.56
Class B -- actual return	1,000.00	882.15	6.22	1.33
Class B -- assumed 5% return	1,000.00	1,018.25	6.67	1.33
Class C -- actual return	1,000.00	882.00	6.41	1.37
Class C -- assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class F -- actual return	1,000.00	885.52	2.77	.59
Class F -- assumed 5% return	1,000.00	1,021.93	2.97	.59
Class 529-A -- actual return	1,000.00	885.35	3.00	.64
Class 529-A -- assumed 5% return	1,000.00	1,021.68	3.22	.64
Class 529-B -- actual return	1,000.00	881.76	6.74	1.44
Class 529-B -- assumed 5% return	1,000.00	1,017.70	7.22	1.44
Class 529-C -- actual return	1,000.00	881.81	6.74	1.44
Class 529-C -- assumed 5% return	1,000.00	1,017.70	7.22	1.44
Class 529-E -- actual return	1,000.00	884.13	4.36	.93
Class 529-E -- assumed 5% return	1,000.00	1,020.24	4.67	.93
Class 529-F -- actual return	1,000.00	886.00	2.02	.43
Class 529-F -- assumed 5% return	1,000.00	1,022.73	2.16	.43
Class R-1 -- actual return	1,000.00	882.18	6.27	1.34
Class R-1 -- assumed 5% return	1,000.00	1,018.20	6.72	1.34
Class R-2 -- actual return	1,000.00	881.76	6.69	1.43
Class R-2 -- assumed 5% return	1,000.00	1,017.75	7.17	1.43
Class R-3 -- actual return	1,000.00	884.39	4.12	.88
Class R-3 -- assumed 5% return	1,000.00	1,020.49	4.42	.88
Class R-4 -- actual return	1,000.00	885.41	2.86	.61
Class R-4 -- assumed 5% return	1,000.00	1,021.83	3.07	.61
Class R-5 -- actual return	1,000.00	886.59	1.50	.32
Class R-5 -- assumed 5% return	1,000.00	1,023.27	1.61	.32

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2009. The board approved the agreement following the recommendation of the fund’s Governance and Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of pursuing long-term growth of capital and income. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase, as well as the 10% advisory fee waiver in effect since April 2005. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results	unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns
for periods ended June 30, 2008:	1 year	5 years	Life of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	–17.84%	6.92%	3.37%
Not reflecting CDSC	–13.82	7.23	3.37

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	–14.66	7.16	3.69
Not reflecting CDSC	–13.86	7.16	3.69

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	–13.19	7.99	4.50

Class 529-A shares† — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–18.23	6.69	4.48
Not reflecting maximum sales charge	–13.22	7.96	5.45

Class 529-B shares† — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	–17.96	6.75	4.56
Not reflecting CDSC	–13.94	7.05	4.56

Class 529-C shares† — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	–14.73	7.07	4.83
Not reflecting CDSC	–13.93	7.07	4.83

Class 529-E shares*† — first sold 3/1/02	–13.48	7.62	4.78

Class 529-F shares*† — first sold 9/16/02
Not reflecting annual asset-based fee charged by sponsoring firm	–13.07	8.05	8.55

*These shares are sold without any initial or contingent deferred sales charge.
†	Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 20 to 23 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2008, portfolio of The Investment Company of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Investment Company of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Investment Company of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•	A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
>	The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Capital Income Builder®
The Income Fund of America®

•	Balanced fund
American Balanced Fund®

•	Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•	American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds      Capital Research and Management      Capital International      Capital Guardian        Capital Bank and Trust

Lit. No. MFGESR-904-0808P

Litho in USA BBC/LPT/8087-S16774
Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

The Investment Company of America®
Investment portfolio

June 30, 2008
unaudited

	Shares	Market value
Common stocks — 85.37%		(000)

ENERGY — 11.04%
Baker Hughes Inc.	8,105,000	$ 707,891
Chevron Corp.	16,072,278	1,593,245
ConocoPhillips	8,770,972	827,892
Eni SpA[1]	4,225,000	157,423
Eni SpA (ADR)	420,000	31,177
Exxon Mobil Corp.	2,100,000	185,073
Halliburton Co.	3,800,000	201,666
Hess Corp.	3,546,300	447,508
Marathon Oil Corp.	8,200,000	425,334
Royal Dutch Shell PLC, Class A (ADR)	15,065,000	1,230,961
Royal Dutch Shell PLC, Class B1	833,265	33,501
Royal Dutch Shell PLC, Class B (ADR)	2,560,498	205,121
Schlumberger Ltd.	19,249,999	2,068,027
TOTAL SA1	4,040,000	344,621
		8,459,440

MATERIALS — 3.80%
Air Products and Chemicals, Inc.	3,050,000	301,523
Alcoa Inc.	1,676,400	59,713
Barrick Gold Corp.	7,150,000	325,325
Dow Chemical Co.	4,450,000	155,350
International Paper Co.	6,366,635	148,343
MeadWestvaco Corp.	4,085,000	97,386
Monsanto Co.	2,506,000	316,859
Newmont Mining Corp.	4,790,000	249,846
Nucor Corp.	2,670,000	199,369
POSCO[1]	588,600	306,059
POSCO (ADR)	95,000	12,329
Rohm and Haas Co.	1,550,000	71,982
USX Corp.	3,125,614	577,551
Weyerhaeuser Co.	1,800,000	92,052
		2,913,687

INDUSTRIALS — 6.93%
3M Co.	1,916,500	133,369
Boeing Co.	500,000	32,860
Burlington Northern Santa Fe Corp.	1,621,000	161,922
Cummins Inc.	3,000,000	196,560
Deere & Co.	5,300,000	382,289
FedEx Corp.	3,500,000	275,765
General Dynamics Corp.	6,745,800	567,996
General Electric Co.	50,575,000	1,349,847
Illinois Tool Works Inc.	6,400,000	304,064
Mitsubishi Corp.[1]	1,065,000	35,104
Raytheon Co.	2,399,800	135,061
Siemens AG1	1,563,550	173,244
Southwest Airlines Co.	13,000,000	169,520
Tyco International Ltd.	3,225,000	129,129
Union Pacific Corp.	3,000,000	226,500
United Parcel Service, Inc., Class B	5,800,000	356,526
United Technologies Corp.	10,965,000	676,540
		5,306,296

CONSUMER DISCRETIONARY — 7.50%
Best Buy Co., Inc.	6,472,300	256,303
Carnival Corp., units	10,450,000	344,432
Comcast Corp., Class A	11,725,000	222,423
Ford Motor Co.[2]	2,500,000	12,025
Fortune Brands Inc.	3,217,700	200,817
General Motors Corp.	5,000,000	57,500
Harley-Davidson, Inc.	4,575,000	165,890
Honda Motor Co., Ltd.[1]	4,465,000	152,180
Johnson Controls, Inc.	5,900,000	169,212
Kohl’s Corp.[2]	1,200,000	48,048
Liberty Media Corp., Liberty Interactive, Series A2	1,820,000	26,863
Limited Brands, Inc.[3]	18,289,943	308,186
Lowe’s Companies, Inc.	63,196,600	1,311,329
McDonald’s Corp.	4,250,000	238,935
Target Corp.	17,984,200	836,085
Time Warner Inc.	51,882,000	767,854
TJX Companies, Inc.	3,000,000	94,410
Toyota Motor Corp.[1]	10,025,000	472,377
Viacom Inc., Class B2	2,000,000	61,080
		5,745,949

CONSUMER STAPLES — 10.23%
Altria Group, Inc.	34,295,000	705,105
Anheuser-Busch Companies, Inc.	1,500,000	93,180
Avon Products, Inc.	8,795,000	316,796
ConAgra Foods, Inc.	13,000,000	250,640
General Mills, Inc.	1,960,000	119,109
H.J. Heinz Co.	4,406,200	210,837
Kellogg Co.	4,549,503	218,467
Kimberly-Clark Corp.	4,000,000	239,120
Kraft Foods Inc., Class A	9,644,168	274,377
Molson Coors Brewing Co., Class B	6,850,000	372,160
PepsiCo, Inc.	19,820,000	1,260,354
Philip Morris International Inc.	38,415,000	1,897,317
Procter & Gamble Co.	6,518,000	396,360
Reynolds American Inc.	2,666,666	124,453
Sara Lee Corp.	5,000,000	61,250
SYSCO Corp.	2,875,000	79,091
UST Inc.	2,000,000	109,220
Walgreen Co.	25,484,200	828,491
Wal-Mart Stores, Inc.	4,900,000	275,380
		7,831,707

HEALTH CARE — 9.89%
Abbott Laboratories	12,738,200	$ 674,742
Aetna Inc.	9,540,000	386,656
Amgen Inc.[2]	5,090,000	240,044
AstraZeneca PLC (ADR)	2,534,500	107,792
AstraZeneca PLC (Sweden)[1]	3,709,500	157,129
AstraZeneca PLC (United Kingdom)[1]	1,435,000	61,049
Becton, Dickinson and Co.	1,500,000	121,950
Boston Scientific Corp.[2]	9,394,850	115,463
Bristol-Myers Squibb Co.	30,050,000	616,927
Cardinal Health, Inc.	4,500,000	232,110
Eli Lilly and Co.	10,055,000	464,139
Johnson & Johnson	600,000	38,604
McKesson Corp.	2,500,000	139,775
Medtronic, Inc.	12,900,000	667,575
Merck & Co., Inc.	27,392,800	1,032,435
Novartis AG1	1,500,000	82,517
Novartis AG (ADR)	256,556	14,121
Pfizer Inc	16,620,000	290,351
Roche Holding AG1	6,180,000	1,112,484
Schering-Plough Corp.	18,736,300	368,918
UnitedHealth Group Inc.	14,205,000	372,881
WellPoint, Inc.[2]	5,750,000	274,045
		7,571,707

FINANCIALS — 7.53%
American International Group, Inc.	19,248,900	509,326
Banco Santander, SA1	16,170,000	295,218
Bank of America Corp.	36,700,800	876,048
Berkshire Hathaway Inc., Class A2	2,600	313,950
Capital One Financial Corp.	7,037,000	267,476
Citigroup Inc.	58,068,300	973,225
Fannie Mae	29,151,100	568,738
Freddie Mac	16,313,700	267,545
Hartford Financial Services Group, Inc.	1,003,440	64,792
HSBC Holdings PLC (ADR)	1,079,588	82,805
HSBC Holdings PLC (Hong Kong)[1]	2,620,000	40,686
HSBC Holdings PLC (United Kingdom)[1]	14,617,111	225,450
JPMorgan Chase & Co.	12,230,000	419,611
National City Corp.	1,760,000	8,395
National City Corp.[4]	2,505,000	11,949
Wachovia Corp.	21,227,000	329,655
Washington Mutual, Inc.[1,4]	24,571,428	102,967
Washington Mutual, Inc.	29,400,000	144,942
Washington Mutual, Inc.[4]	6,857,143	33,806
Wells Fargo & Co.	5,660,000	134,425
XL Capital Ltd., Class A	4,850,000	99,716
		5,770,725

INFORMATION TECHNOLOGY — 18.24%
Analog Devices, Inc.	8,050,000	255,749
Applied Materials, Inc.	6,450,000	123,130
Automatic Data Processing, Inc.	9,640,343	403,930
Canon, Inc.[1]	1,920,000	98,591
Cisco Systems, Inc.[2]	39,083,400	909,080
Google Inc., Class A2	1,304,400	686,662
Hewlett-Packard Co.	22,950,000	1,014,620
Intel Corp.	41,115,000	883,150
International Business Machines Corp.	7,635,000	904,977
KLA-Tencor Corp.	7,125,000	290,059
Linear Technology Corp.	7,600,000	247,532
Maxim Integrated Products, Inc.	14,795,000	312,914
Microsoft Corp.	71,467,100	1,966,060
Motorola, Inc.	20,920,800	153,559
Nokia Corp.[1]	12,000,000	294,131
Nokia Corp. (ADR)	5,652,400	138,484
Oracle Corp.[2]	87,195,100	1,831,097
QUALCOMM Inc.	5,245,000	232,721
Samsung Electronics Co., Ltd.[1]	684,000	409,113
SAP AG1	11,535,800	603,383
Taiwan Semiconductor Manufacturing Co. Ltd.[1,2]	286,090,065	611,891
Telefonaktiebolaget LM Ericsson, Class B1	7,366,200	76,109
Texas Instruments Inc.	23,650,000	665,984
Xilinx, Inc.	7,650,000	193,162
Yahoo! Inc.[2]	32,035,000	661,843
		13,967,931

TELECOMMUNICATION SERVICES — 3.61%
AT&T Inc.	40,206,500	1,354,557
France Télécom SA1	13,065,000	383,755
Qwest Communications International Inc.	68,580,000	269,519
Sprint Nextel Corp., Series 1	79,958,400	759,605
		2,767,436

UTILITIES — 3.65%
Dominion Resources, Inc.	13,513,824	641,772
E.ON AG1	1,412,500	284,617
Exelon Corp.	10,175,200	915,361
FirstEnergy Corp.	1,138,500	93,733
FPL Group, Inc.	1,800,000	118,044
PPL Corp.	3,100,000	162,037
Public Service Enterprise Group Inc.	10,000,000	459,300
RWE AG1	950,000	119,914
		2,794,778

MISCELLANEOUS — 2.95%
Other common stocks in initial period of acquisition		2,259,856

Total common stocks (cost: $59,940,541,000)		65,389,512

Preferred stocks — 0.21%

FINANCIALS — 0.02%
XL Capital Ltd., Series E, 6.50%[5]	21,250,000	14,365

MISCELLANEOUS — 0.19%
Other preferred stocks in initial period of acquisition		144,120

Total preferred stocks (cost: $164,822,000)		158,485
		unaudited

	Shares	Market value
Warrants — 0.00%		(000)

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,2,4]	3,071,428	$ 1,160

Total warrants (cost: $11,770,000)		1,160

	Shares or
Convertible securities — 1.40%	principal amount

CONSUMER DISCRETIONARY — 0.20%
Ford Motor Co. 4.25% convertible notes 2036	$62,311,000	45,643
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	3,890,000	107,558
		153,201

FINANCIALS — 0.61%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[1,4]	5,250,000	239,794
Fannie Mae, Series 2004-1, 5.375% convertible preferred	820	49,200
National City Corp., Series G, 0% noncumulative convertible preferred[1,4]	1,067	96,702
Wachovia Corp., Class A, Series L, 7.50% noncumulative convertible preferred	50,000	44,069
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred	55,833	32,774
		462,539

TELECOMMUNICATION SERVICES — 0.06%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$50,000,000	49,438

MISCELLANEOUS — 0.53%
Other convertible securities in initial period of acquisition		408,699

Total convertible securities (cost: $1,295,574,000)		1,073,877

	Principal amount
Bonds & notes — 0.10%	(000)

FINANCIALS — 0.01%
National City Corp. 5.80% 2017	2,700	2,103
National City Corp. 6.875% 2019	6,600	4,875
		6,978

TELECOMMUNICATION SERVICES — 0.09%
Sprint Capital Corp. 6.90% 2019	21,080	18,531
Sprint Capital Corp. 8.75% 2032	47,335	45,195
Sprint Nextel Corp. 6.00% 2016	9,255	7,972
		71,698

Total bonds & notes (cost: $71,160,000)		78,676

		unaudited

	Principal amount	Market value
Short-term securities — 12.96%	(000)	(000)

3M Co. 2.13% due 8/4/2008	$ 20,000	$ 19,959
Abbott Laboratories 2.02%–2.16% due 7/25–7/31/2008[6]	139,850	139,596
American Express Credit Corp. 3.00% due 11/14/2008	50,000	49,427
AT&T Inc. 2.10%–2.41% due 7/10–9/17/2008[6]	348,351	347,735
Bank of America Corp. 2.585% due 7/28/2008	50,000	49,901
Enterprise Funding Corp. 2.60%–2.73% due 9/9–9/18/2008[6]	122,521	121,743
Ranger Funding Co. LLC 2.75% due 9/18/2008[6]	75,000	74,502
CAFCO, LLC 2.55%–2.75% due 7/15–9/19/2008[6]	132,000	131,423
Ciesco LLC 2.58%–2.68% due 8/6–9/3/2008[6]	127,800	127,240
Chevron Funding Corp. 2.05% due 7/2/2008	20,000	19,998
Coca-Cola Co. 2.06%–2.27% due 7/18–9/29/2008[6]	323,500	322,092
Edison Asset Securitization LLC 2.43%–2.72% due 8/6–9/15/2008[6]	185,000	184,222
General Electric Capital Corp. 2.47% due 7/24/2008	75,000	74,890
General Electric Capital Services, Inc. 2.45% due 8/4/2008	100,000	99,781
Fannie Mae 1.70%–2.15% due 7/2–9/10/2008	587,510	586,586
Federal Farm Credit Banks 2.04%–2.10% due 11/17/2008–2/13/2009	148,500	146,446
Federal Home Loan Bank 1.71%–2.78% due 7/18–12/29/2008	2,119,750	2,108,569
Freddie Mac 2.00%–2.77% due 7/1–12/8/2008	1,890,004	1,883,088
Harley-Davidson Funding Corp. 2.12%–2.33% due 7/8–8/7/2008[6]	43,000	42,928
Harvard University 2.06% due 8/7/2008	25,000	24,925
Honeywell International Inc. 2.03%–2.07% due 7/10–7/22/2008[6]	110,000	109,874
HSBC Finance Corp. 2.50% due 8/26/2008	50,000	49,782
Illinois Tool Works Inc. 2.24% due 7/30/2008	55,250	55,147
International Lease Finance Corp. 2.93% due 7/8/2008	42,600	42,575
John Deere Capital Corp. 2.14% due 7/2/2008[6]	30,000	29,995
Johnson & Johnson 2.07%–2.15% due 8/11–10/16/2008[6]	194,100	192,666
JPMorgan Chase & Co. 2.25% due 7/28/2008	50,000	49,901
Jupiter Securitization Co., LLC 2.60%–2.75% due 7/28–7/29/2008[6]	196,700	196,282
Medtronic Inc. 2.12%–2.18% due 8/11–8/12/2008[6]	110,000	109,720
Merck & Co. Inc. 2.17% due 7/22/2008	70,000	69,907
NetJets Inc. 2.05%–2.18% due 7/11–8/22/2008[6]	47,500	47,390
Pfizer Inc 2.18%–2.70% due 7/7–9/26/2008[6]	279,800	278,688
Private Export Funding Corp. 2.20%–2.24% due 7/9–8/18/2008[6]	49,300	49,196
Procter & Gamble International Funding S.C.A. 1.95%–2.29% due 7/8–9/24/2008[6]	375,898	374,506
U.S. Treasury Bills 1.50%–1.85% due 10/2–11/6/2008	536,400	533,045
Union Bank of California, N.A. 2.60%–2.80% due 7/9–7/14/2008	163,400	163,398
UnionBanCal Commercial Funding Corp. 2.63% due 8/20/2008	50,000	49,814
United Parcel Service Inc. 2.06%–2.15% due 8/28–10/31/2008[6]	200,000	198,785
Variable Funding Capital Corp. 2.50%–2.74% due 8/5–9/11/2008[6]	194,900	194,032
Wal-Mart Stores Inc. 1.90%–2.17% due 7/11–12/16/2008[6]	317,350	315,477
Walt Disney Co. 2.02%–2.10% due 7/7–7/25/2008	75,000	74,930
Wells Fargo & Co. 2.14%–2.35% due 7/25–8/28/2008	165,100	164,674
Yale University 2.35% due 8/12/2008	25,000	24,930

Total short-term securities (cost: $9,933,118,000)		9,929,765

Total investment securities (cost: $66,416,985,000)		76,631,475
Other assets less liabilities		(32,838)

Net assets		$76,598,637

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $7,883,464,000, which represented 10.29% of the net assets of the fund.
2Security did not produce income during the last 12 months.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	$262,500	$239,794.31%
Washington Mutual, Inc.	4/8/2008	203,230	102,967.13
Washington Mutual, Inc.	4/8/2008	60,000	33,806.04
National City Corp., Series G, 0% noncumulative convertible preferred	4/21/2008	106,700	96,702.13
National City Corp.	4/21/2008	12,525	11,949.02
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	11,770	1,160	—

Total restricted securities		$656,725	$486,378.63%

5Coupon rate may change periodically.
6Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,588,092,000, which represented 4.68% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-904-0808O-S15866

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, President and Chief Executive Officer

Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, President and Chief Executive Officer

Date: September 5, 2008

By /s/ Carmelo Spinella
Carmelo Spinella, Treasurer and Principal Financial Officer

Date: September 5, 2008